UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23363

FNEX Ventures

(Exact name of registrant as specified in charter)

One Indiana Square, Suite 2252 Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

675 South State Street

Kent County, Dover, DE 19901

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-580-2588

Date of fiscal year end: 11/30/2020

Date of reporting period: 05/31/2020

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the FNEX Ventures (the “Fund” or “registrant”) , for the period ended May 31, 2020 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

FNEX Ventures Ticker Symbol: XFNEX

SEMI-ANNUAL REPORT

May 31, 2020

Investment Adviser:

FNEX Advisor, LLC

One Indiana Square, Suite 2252

Indianapolis, IN 46204

1-877-244-6235

http://www.fnexventures.com

Distributed by Foreside Financial Services, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund’s prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the FNEX Ventures’ (the “Fund”) shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.

IMPORTANT DISCLOSURES:

Investment in the Fund involves substantial risks and is highly speculative. There is no guarantee that the Fund will achieve its investment objective. The Fund is not appropriate for investors who cannot bear the risk of loss of all or part of their investment or who may need to liquidate all or part of their investment in a short time frame.

•               Investors should consider shares of the Fund to be an illiquid investment.

•               The Fund’s shares will not be listed on an exchange and it is not anticipated that a secondary market will develop. Accordingly, you may not be able to sell shares of the Fund when or in the amount that you desire. Thus, the Funds’ shares are appropriate only as a long-term investment.

•               The amount of distributions that the Fund may pay, if any, is uncertain.

•               A Fund shareholder will not be able to redeem his, her, or its shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s shares are subject to restrictions on transferability, and liquidity will be provided by the Fund only through quarterly repurchase offers or transfer of shares.

•               The companies in which the Fund invests may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings that dilute the Fund’s holdings, bankruptcy or liquidation, and consequently the reduction or loss in the value of the Fund’s portfolio investment.

•               Investors in the Fund need to understand that such companies carry a high degree of investment risk because many of these firms may fail or not achieve their performance or financial objectives.

•               Targeted portfolio companies may have limited financial resources and may be unable to meet their obligations and Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of the Fund’s investment.

•               The Fund may invest in small and/or unseasoned companies with small market capitalization.

•               The Fund’s shares have limited trading history and are repurchased at their fair market value, which may be less than the purchase price paid.

FNEX Ventures	SEMI-ANNUAL REPORT
INVESTMENT HIGHLIGHTS
May 31, 2020 (Unaudited)

     The investment objective of FNEX Ventures (the “Fund”) is capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (e.g., common stock, preferred stock, and convertible debt securities) of late-stage private companies (“Targeted Portfolio Companies”) that are included in the FNEX Ventures “Target List” (the “FNEX Target List”). Late-stage private companies are privately held companies that have typically demonstrated sustainable business operations and generally have a well-known product or service with a strong market presence. Late-stage private companies have generally had large cash flows from their core business operations and are expanding into new markets with their products or services. Investments in late-stage companies involve a considerable amount of risk given their shorter operating history relative to established public companies, the businesses’ need for additional capital to maintain growth, and the general illiquidity of their securities. Late-stage private companies may also be referred to as “pre-IPO companies” (i.e., companies that are typically in their last few financing rounds before a public offering or an exit event such as a sale or merger) and have previously been funded primarily by private institutional investors through pooled investment vehicles (commonly referred to as venture capital funds) and other institutional investment groups (“venture-backed companies”).

The FNEX Target List is a list of companies selected and maintained by the FNEX Advisor, LLC (the “Advisor”), based on its assessment of late-stage companies utilizing market metrics and factors, such as free cash flow, return on investment, debt-to-equity, return on equity, and compound annual growth rate. The FNEX Target List is not an index; rather, it represents companies in which the Advisor seeks to invest the Fund’s assets. Neither the Advisor nor its affiliated broker-dealer, FNEX Capital, LLC, directly invest in the companies comprising the FNEX Target List. Investment by the Fund in any Targeted Portfolio Company is based on the availability of the Targeted Portfolio Company’s shares, the Advisor’s assessment of the long-term prospects of the Targeted Portfolio Company, and other factors considered by the Advisor.

Although venture-backed companies are considered high-risk investments, the Fund focuses on late-stage companies (i.e., companies that have had multiple rounds of funding by venture capital funds and other investors), which have somewhat less risk than early-stage companies. Late-stage companies have a longer operating history and, generally, more resources to manage their operations, including capital. In addition, the return on investment in venture-backed companies depends on the company’s ability to have a timely exit event, such as an initial public offering (“IPO”) or merger or sale. A failure to obtain such an exit could result in substantial losses to the company’s equity holders, including the Fund.

The Fund’s ability to implement this investment strategy is subject to the ability of the Advisor to identify and acquire the securities of Targeted Portfolio Companies on acceptable terms. The Fund is a “non-diversified” investment company and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.” Further, the Fund expects to invest primarily in the technology sector and expects that most of the Targeted Portfolio Companies purchased will either (i) be in internet-, mobile-, social media-, or other technology-related fields, or (ii) utilize developing or disruptive technologies in providing their products and services in various industries and sectors.

Allocation of Portfolio Holdings

Sector	Percentage of Net Assets*
Cash and Cash Equivalents	100.00%
100.00%

* The percentages in the above table are based on the portfolio holdings of the Fund as of May 31, 2020 and are subject to change. For a detailed break-out of portfolio holdings, please refer to the Schedule of Investments.

FNEX Ventures
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
SHORT-TERM INVESTMENTS - 75.77%

Federated Hermes Institutional Prime Obligation Fund - Institutional Class, 0.42% (a)	132,472	$132,531
TOTAL SHORT-TERM INVESTMENTS (Cost $132,531)		132,531

TOTAL INVESTMENTS, AT VALUE (Cost $132,531) – 75.77%		$132,531

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 24.23%		42,387

NET ASSETS - 100%		$174,918

(a) Rate shown represents the 7-day effective yield at May 31, 2020, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

FNEX Ventures
Statement of Assets and Liabilities

May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investment securities:
At cost	$132,531
At value	132,531
Due from adviser	48,962
Receivables:
Interest	375
Prepaid expenses	9,381
Total assets	191,249

Liabilities:
Payables:
Due to administrator	4,366
Accrued Trustee fees	8,906
Accrued expenses	3,059
Total liabilities	16,331
Net Assets	$174,918

Sources of Net Assets:
Paid-in capital	$175,000
Total distributable earnings	(82)
Total Net Assets	$174,918

Net assets	$174,918
Shares Outstanding (7,500,000 shares of beneficial interest, $0.01 par value, authorized)	17,500
Net Asset Value Per Share	$10.00

The accompanying notes are an integral part of these financial statements.

FNEX Ventures
Statement of Operations

May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
May 31, 2020(a)
(Unaudited)
Investment income:
Interest	$1,661
Total investment income	1,661

Expenses:
Management fees (Note 5)	1,318
Accounting and transfer agent fees and expenses (Note 5)	21,756
Professional fees	17,356
Printing & filing fees	11,991
Insurance fees	8,865
Custodian fees	8,307
Trustee fees and expenses	7,500
Miscellaneous	3,116
Pricing fees	1,667
Registration fees	90
Total expenses	81,966
Less expense reimbursement:
Fees waived and expenses reimbursed by Advisor	(80,232)
Net expenses	1,734

Net investment loss	(73)

Realized and unrealized loss:
Net realized loss on:
Investments	(9)
Net realized loss on investments	(9)

Net decrease in net assets resulting from operations	$(82)

(a) FNEX Ventures commenced operations on December 10, 2019.

The accompanying notes are an integral part of these financial statements.

FNEX Ventures
Statement of Changes in Net Assets

May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
May 31, 2020(a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(73)
Net realized loss on investments	(9)
Net decrease in net assets resulting from operations	(82)

Beneficial interest transactions:
Proceeds from shares sold	75,000
Net increase in net assets from transactions in shares of beneficial interest	75,000

Increase in net assets	74,918

Net Assets:
Beginning of period	100,000

End of period	$174,918

Share activity:
Shares sold	7,500
Net increase in shares of beneficial interest	7,500

(a) FNEX Ventures commenced operations on December 10, 2019.

The accompanying notes are an integral part of these financial statements.

FNEX Ventures
Financial Highlights

May 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

The following table sets forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

	For the
	Period Ended
	May 31, 2020(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss(b)	(0.00	)(c)
Net realized and unrealized loss on investments	(0.00	)(c)
Total from investment operations	(0.00)

Net Asset Value, End of Period	$10.00

Total Return(d)	0.00	%(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$175

Ratios of expenses to average net assets:
Before fees waived and expenses reimbursed(e)	118.13	%(g)(h)
After fees waived and expenses reimbursed(e)	2.50	%(g)(h)

Ratio of net investment loss:
Before fees waived and expenses reimbursed(e)	(115.74	)%(g)(h)
After fees waived and expenses reimbursed(e)	(0.11	)%(g)(h)

Portfolio turnover rate	0	%(f)

(a)	FNEX Ventures commenced operations on December 10, 2019.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Net investment loss and net realized and unrealized loss per share were less than $0.005 per share for the period ended May 31, 2020.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(f)	Not annualized
(g)	Annualized
(h)	Ratios are for the period from January 1, 2020, the date of initial expense accruals, through May 31, 2020.

The accompanying notes are an integral part of these financial statements.

FNEX VENTURES	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

1.	ORGANIZATION

FNEX Ventures (the “Fund” or the “Trust”) is a Delaware statutory trust registered under the Securities Act of 1933 (the “Securities Act”) and Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified management investment company that is operated as an “interval fund”. Pursuant to the Fund’s interval fund structure, the Fund, subject to applicable law, will conduct quarterly repurchase offers for up to 5% of the Fund’s outstanding shares at net asset value (“NAV”). Even though the Fund will make quarterly repurchase offers, investors should consider the Fund’s shares to be illiquid. The Fund’s primary investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in the equity securities (e.g., common stock, preferred stock, and convertible debt securities) of late-stage private companies (“Targeted Portfolio Companies”) that are included in the FNEX Ventures “Target List” (the “FNEX Target List”). Late-stage private companies are privately held companies that have typically demonstrated sustainable business operations and generally have a well-known product or service with a strong market presence. Late-stage private companies generally have large cash flows from their core business operations and are expanding into new markets with their products or services. The initial issuance of shares was made to FNEX Advisor, LLC, the Advisor of the Fund, at $10.00 per share on August 26, 2019. The Fund commenced operations on December 10, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)           Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period from December 10, 2019, commencement of operations, through May 31, 2020 (the “period”), the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period ended May 31, 2020, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. Management has reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax period ending November 30, 2020 and has determined that the Fund does not have a liability for uncertain tax positions. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

b)           Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c)           Commitments and Contingencies – In the normal course of business, the Fund enters into general business contracts that contain a variety of representations and warranties and which may provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund expects the risk of material loss to be remote and no amounts have been recorded in the financial statements for such arrangements.

d)           Cash – Cash includes cash held or deposited in bank accounts. The Fund deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

e)           Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

FNEX VENTURES	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

f)           Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.	SECURITIES VALUATION

The Board of Trustees (the “Board” has delegated primary responsibility for determining or causing to be determined the value of the Fund’s securities and other assets (including any fair value pricing) to the Advisor in its capacity as investment advisor for the Fund, pursuant to the Valuation Procedures. The Advisor has, in turn, delegated daily valuation for any fair valued securities to an unaffiliated independent third party valuation agent. The Board has established a Valuation Oversight Committee of the Board to which it has delegated the responsibility of overseeing determination of the fair value of the Fund’s portfolio securities and other assets on behalf of the Board in accordance with the Valuation Procedures. The Valuation Oversight Committee consists of all of the Independent Trustees with non-voting participation by the Advisor. The Valuation Oversight Committee shall monitor the material aspects of the Valuation Procedures as adopted and revised from time to time by the Board, as well as the Fund’s compliance with respect to the valuation of its assets under the Investment Company Act.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

FNEX VENTURES	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

3.	SECURITIES VALUATION (continued)

In accordance with the Fund’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The Board has established a Valuation Oversight Committee to work with the Adviser and report to the Board on securities being fair valued or manually priced. The Independent Trustees are members of the Valuation Oversight Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Valuation Oversight Committee provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Valuation Oversight Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2020.

Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Short-Term Investments	$132,531	$—	$—	$132,531
Total Assets	$132,531	$—	$—	$132,531

4.	INVESTMENT TRANSACTIONS

The Fund did not enter into any purchases or sales of investment securities, other than short-term investments, during the period ended May 31, 2020.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides investment advisory services to the Fund, under the oversight of the Board of Trustees, pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor, under the oversight of the Board of Trustees, implements the overall investment strategy for the Fund; provides facilities and personnel, including officers required for the operations of the Fund; facilitates the preparation of various regulatory filings; liaises with regulators or exchange personnel as appropriate; invests and reinvests the assets of the Fund by selecting the securities, instruments and other investments and techniques that the Fund may purchase, sell or use; and fulfills certain regulatory compliance responsibilities. In consideration of the advisory services provided by the Advisor to the Fund, the Fund shall pay to the Advisor at the end of each calendar month an advisory fee at the annual rate of 1.90% of the Fund’s average daily net assets. During the period ended May 31, 2020, the Advisor earned $1,318 of Advisory fees.

Pursuant to an “Expense Limitation Agreement,” the Advisor has also agreed to waive its fees and reimburse expenses of the Fund, until at least August 28, 2021, to ensure that total annual fund operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), will not exceed 2.50% of the Fund’s average daily net assets computed on a monthly basis. During the period ended May 31, 2020, the Advisor waived $1,318 of Advisory fees and reimbursed $78,914 of expenses.

FNEX VENTURES	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

These fee waiver and expense reimbursements are subject to possible recoupment from the Fund within the three years after the date on which the fees were waived or expenses reimbursed. The Fund will make repayments to the Advisor only if, and to the extent that, such recoupment does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. As-of May 31, 2020, the total amount of expenses waived/reimbursed subject to recapture by the Advisor was $133,661, of which $53,429 can be recouped no later than August 26, 2022 and $80,232 can be recouped no later than November 30, 2023.

A Trustee of the Trust is also an officer of the Advisor.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records. For these services, M3Sixty earned $21,756, including out-of-pocket expenses, during the period ended May 31, 2020.

The Fund has entered into a Distribution Agreement with Foreside Fund Services, LLC (the “Distributor”). Under the terms of the Distribution Agreement, the Distributor acts as the distributor of the Fund’s shares of beneficial interest and will continually distribute shares of the Fund. The Distributor may enter into related selling group agreements with various broker-dealers to assist in the distribution of Shares. The Distributor does not receive compensation from the Fund for its distribution services. The Advisor pays the Distributor a fee for providing certain distribution-related services to the Fund.

6.	TAX MATTERS

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year and will be provided in the Fund’s annual report dated November 30, 2020, the Fund’s initial fiscal year end.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2020 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$132,531	$—	$—	$—

The Fund did not pay any distributions during the period ended May 31, 2020.

7.	ORGANIZATIONAL AND OFFERING EXPENSES

All costs incurred by the Fund in connection with its organization and offering have been advanced by the Advisor subject to recoupment as described in Note 3. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund are treated as deferred charges will be amortized over a 12 month period using the straight line method.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2020, the Advisor held 100% of the Fund’s shares.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

FNEX VENTURES	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2020 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prior to March 31, 2020, the Fund filed its complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Board of Trustees

The Fund is governed by its Board of Trustees, which has overall responsibility for monitoring and overseeing the Fund’s investment program, its management and operations, and the Advisor on behalf of the Fund and the Shareholders. The Board of Trustees has approved the Fund’s investment program as described in the Prospectus.

At least a majority of the Trustees are and will be persons who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act, of the Fund (referred to as the “Independent Trustees”). Each investor, by purchasing Shares in the Fund, will become a Shareholder of the Fund and will be deemed to have voted for the election of each initial Trustee. Any vacancy on the Board of Trustees may be filled by a majority of the remaining Trustees, except to the extent the Investment Company Act requires the election of trustees by Shareholders.

Trustees and Officers

The tables below show, for each Trustee and executive officer of the Fund, his or her name, address and age, the position held with the Fund, the length of time served as Trustee or officer of the Fund, the Trustee’s or officer’s principal occupations during the last five (5) years, the number of portfolios in the Advisor’s fund complex overseen by the Trustee or for which a person served as an officer, and other directorships or trusteeships held by such Trustee. The address of each trustee and officer is 4300 Shawnee Parkway, Suite 100, Fairway, KS 66205.

Name and Year of Birth	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) and Other Directorships/Trusteeships During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee
Trustees
Todd R. Ryden[1] – 1971	Interested Trustee and President	Since 2018	Managing Director, FNEX Advisor, LLC (2018–present); Founder, FNEX, LLC (a financial technology and services company) (2012–present).	One
Gary W. DiCenzo – 1962	Independent Trustee and Chairman	Since 2018	Chairman, 360 Funds (2019–present); Trustee, 360 Funds (2014–present); Partner, Cognios Capital (investment management firm) (2015–2020), Chief Executive Officer (2015–2019); President and CEO, IMC Group, LLC (asset management firm consultant) (2010–2015).	One
Steven D. Poppen – 1968	Independent Trustee	Since 2018	Trustee, 360 Funds (2018–present); Trustee, M3Sixty Funds Trust (2015– present); Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1998–present).	One

1 Considered to be an Interested Person within the meaning of the Investment Company Act through his position or affiliation with the Advisor.

FNEX VENTURES	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2020 (Unaudited)

Trustees and Officers (continued)

Name and Year of Birth	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) and Other Directorships/Trusteeships During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee
Trustees (continued)
Thomas J. Schmidt – 1963	Independent Trustee	Since 2018	Trustee 360 Funds (2018–present); Principal, Tom Schmidt & Associates Consulting, LLC (2015–Present); Vice President of the Mutual Fund and Alternative Investment Full Service Transfer Agent (1986–2014).	One
Officers			Principal Occupation(s) During Past 5 Years
Randall K. Linscott – 1971	Vice President	Since 2018	Chief Executive Officer, M3Sixty Administration, LLC (2013–present); Managing Member, M3Sixty Holdings, LLC, (2011–present).	N/A
Andras P. Teleki – 1971	Secretary	Since 2018	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC, and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, 360 Funds (2015–present); Chief Compliance Officer and Secretary, WP Trust (2016–present); Secretary, Monteagle Funds (2015–2016); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–2016); Partner, K&L Gates, (2001–2015).	N/A
Nick Horvath – 1960	Chief Compliance Officer	Since 2018	Chief Risk and Compliance officer, M3Sixty Administration, LLC (2019-Present); Compliance Officer and Mutual Fund Operations Officer, DST Systems (financial services company) (1993–2018).	N/A
Larry Beaver – 1969	Treasurer	Since 2019	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005–2017); Chief Accounting Officer, Amidex Funds, Inc. (2003–Present); Assistant Treasurer, Capital Management Investment Trust (July 2017–July 2018); Assistant Treasurer, 360 Funds (July 2017–Present); Assistant Treasurer, WP Funds Trust (July 2017–Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008–July 2017); Treasurer, 360 Funds (2007–July 2017); Treasurer, M3Sixty Funds Trust (2015–July 2017); Treasurer, WP Trust (2015–July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008–2016).	N/A

FNEX VENTURES	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2020 (Unaudited)

Compensation of Trustees

The following table shows information regarding the compensation received by the Independent Trustees, and from all registered investment companies for which the Advisor serves as an investment advisor during the period ended May 31, 2020. No compensation is paid by the Fund to Trustees that are interested persons of the Advisor (as determined under the Investment Company Act). In all cases, no pension or retirement benefits accrued as part of the Fund’s expenses.

Name of Independent Trustee	Total Compensation From the Fund Paid to Trustees[1]
Gary W. DiCenzo	$2,500
Steven D. Poppen	$2,500
Thomas J. Schmidt	$2,500

[1]	Independent Trustees receive a fee of $2,500 for each regular quarterly Board meeting and $250 for each non-quarterly Valuation Oversight Committee meeting attended.

FNEX VENTURES	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/20 through 05/31/20

	Beginning Account Value (01/01/2020)	Annualized Expense Ratio for the Period	Ending Account Value (05/31/2020)	Expenses Paid During Period(a)
Actual Fund Return (in parentheses)
FNEX Ventures (0.00%)	$1,000.00	2.50%	$1,000.00	$10.38

Expenses and Value of a $1,000 Investment for the period from 12/01/19 through 05/31/20

	Beginning Account Value (12/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (05/31/2020)	Expenses Paid During Period(b)
Hypothetical 5% Return
FNEX Ventures	$1,000.00	2.50%	$1,012.50	$12.58

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period from January 1, 2020, the date of initial expense accruals, through May 31, 2020, multiplied by 152/366 to reflect the period January 1, 2020, the date of initial expense accruals, through May 31, 2020.

(b)	Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

FNEX VENTURES	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated September 20, 2019 were as follows:
FNEX Ventures, gross of fee waivers or expense reimbursements	4.50%
FNEX Ventures, after waiver and reimbursement*	2.50%

* The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs such as dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) in order to limit Net Annual Fund Expenses to 2.50% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least August 28, 2021. The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses for the Fund during the period ended May 31, 2020 were 118.13%. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the period ended May 31, 2020.

FNEX VENTURES	SEMI-ANNUAL REPORT

Board Approval of the Investment Advisory Agreement (Unaudited)

At a meeting held on October 23, 2018, the Board of Trustees (the “Board”) considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor in regard to the Fund.

Legal counsel (“Counsel”) referred the Trustees to the Memorandum prepared by Counsel and reviewed the duties and responsibilities of the Board when approving investment advisory agreements. Counsel noted that the 1940 Act requires the approval of the investment advisory agreement between the Trust and its investment adviser by a majority vote of the Independent Trustees. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Advisor’s practices regarding possible conflicts of interest.

Counsel referred to the materials that had been provided in connection with the approval of the Advisory Agreement for the Fund and Counsel reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement. In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Fund, including information presented to the Board by representatives of the Advisor. The Board requested and/or was provided with information and reports relevant to the approval of the Agreements, including: (i) reports regarding the services and support to be provided to the Fund and its shareholders; (ii) presentations by management of the Advisor addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of the Advisor; and (iv) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of anticipated expenses for the Fund, compliance program, current legal matters, and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Fund.

The Board reflected on its discussions regarding the Advisory Agreement and expense limitation arrangements and the anticipated manner in which the Fund would be managed with representatives of the Advisor earlier in the Meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Agreement, the Trustees considered numerous factors, including:

1.	The nature, extent, and quality of the services to be provided by the Advisor.

In this regard, the Board considered the responsibilities of the Advisor under the Advisory Agreement and the services to be provided including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the anticipated coordination of services for the Fund among the service providers, and the anticipated efforts of the Advisor to promote the Fund and grow assets. The Board considered: the Advisor’s staffing, personnel, and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while the Advisor was a newly formed entity and that it had no experience managing a mutual fund, its personnel had significant experience in secondary transactions in late-stage, venture-backed companies such as those targeted by the Fund. The Board also considered the financial condition of the Advisor and the letter of support from its owners. The Board considered the affiliated relationships of the Advisor, including its affiliate broker-dealer, and the resources that could be leveraged from those affiliations to supplement the services to be provided by the Advisor to the Fund. The Board also considered the measures that the Advisor had put in place to ensure compliance with applicable law and regulations, including specifically those governing potential conflicts with respect to its relationship with its affiliates. After reviewing the foregoing and further information from the Advisor, and notwithstanding the limited operating experience of the Advisor, the Board concluded that the quality, extent, and nature of the services to be provided by the Advisor under the Advisory Agreement were adequate for the Fund.

FNEX VENTURES	SEMI-ANNUAL REPORT

Board Approval of the Investment Advisory Agreement (Unaudited)(continued)

2.             Investment Performance of the Fund and the Advisor.

The Board noted that the Advisor had not commenced managing the Fund and therefore a consideration of the Fund’s performance was not relevant to this factor. It was also noted that the Advisor was a new entity formed expressly to manage the Fund and did not manage any separate accounts. As such, there was no investment performance to review at this time.

3.             The costs of services to be provided and profits to be realized by the Advisor from its relationship with the Fund.

In this regard, the Board considered: the financial condition of the Advisor and the level of commitment to the Fund by its owners and the expenses of the Fund, including the nature and frequency of advisory fee payments. The Board noted representations from the Advisor as to the level of assets under management needed in the Fund in order for it to become profitable. The Board noted that only one 1940 Act interval fund is directly comparable to the Fund in terms of its investment strategy and investor base and that the proposed advisory fee and overall expense cap for the Fund is the same as those currently in effect for that fund. The Trustees further noted that the comparable fund also charges shareholders a 5.75% front-end load and a repurchase fee while the Fund does not. The Trustees also considered the fee structures of two business development companies with similar investment strategies and noted that their total expenses were significantly higher than those projected for the Fund but acknowledged the limited usefulness of this comparison due to the difference in the funds’ operating structures. The Board determined that the advisory fees were within an acceptable range in light of the services to be rendered by the Advisor. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were fair and reasonable.

4.             The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s proposed fee arrangements with the Advisor. The Board noted that the advisory fee does not include a breakpoint but that the effect of the expense limitation agreement entered into for the Fund would have the effect of capping the expenses at a certain level. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s proposed fee arrangement with the Advisor was fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor.

5.             Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the substance and administration of Codes of Ethics and other relevant policies described in the Advisor’s Form ADV and compliance policies and procedures, such as personal conduct policies, personal trading policies, risk management and internal controls. The Board also considered potential benefits for the Advisor in managing the Fund. The Board noted that the Advisor represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Fund. The Board considered the compliance policies in place to avoid conflicts of interest inherent in the Advisor’s relationship with its affiliated broker-dealer. The Board also took into consideration the other affiliations of the Advisor and considered the potential for conflicts of interest. Following further consideration and discussion, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Advisor from managing the Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the Fund was fair, reasonable, and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the Fund.

FNEX Ventures

One Indiana Square

Suite 2252

Indianapolis, IN 46204

INVESTMENT ADVISOR

FNEX Advisor, LLC

One Indiana Square

Suite 2252

Indianapolis, IN 46204

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza

Suite 100

Portland, Maine 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for Semi-Annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FNEX Ventures

/s/ Todd R. Ryden
By Todd R. Ryden
President and Principal Executive Officer
Date: August 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Todd R. Ryden
By Todd R. Ryden
President and Principal Executive Officer
Date: August 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: August 7, 2020